Investments in joint ventures (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Equity Method Investments [Table Text Block]
	As of
	December 31,
(in thousands of U.S. dollars)	2015	2014
Accumulated losses of joint ventures	$42,507	$59,630

SRV Joint Gas Ltd and SRV Joint Gas Two Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Financial Statement Information of Joint Ventures [Table Text Block]
The Partnership has a 50% interest in each of SRV Joint Gas Ltd. (owner of GDF Suez Neptune ) and SRV Joint Gas Two Ltd. (owner of GDF Suez Cape Ann ). The following table presents the summarized financial information for 100% of the combined joint ventures on an aggregated basis.
	Year ended
	December 31,
(in thousands of U.S. dollars)	2015	2014	2013
Time charter revenues	$85,396	82,638	$82,220
Operating expenses	(18,986)	(16,970)	(17,526)
Depreciation and amortization	(19,070)	(18,912)	(18,722)
Operating income	47,340	46,756	45,972
Unrealized gain (loss) on derivative instruments	18,492	(23,757)	70,075
Other financial expense, net	(32,202)	(34,275)	(36,207)
Net income (loss)	$33,630	(11,276)	$79,840
Share of joint ventures owned	50%	50%	50%
Share of joint ventures net income (loss) before eliminations	16,815	(5,638)	39,920
Eliminations	308	308	308
Equity in earnings (losses) of joint ventures	$17,123	(5,330)	$40,228

	Years ended
	December 31,
(in thousands of U.S. dollars)	2015	2014
Cash and cash equivalents	$4,197	$2,315
Restricted cash	8,444	8,404
Other current assets	1,957	2,953
Total current assets	14,598	13,672
Restricted cash	25,104	25,104
Vessels, net of accumulated depreciation	585,017	577,897
Total long-term assets	610,121	603,001
Current portion of long-term debt	22,093	20,768
Amounts and loans due to owners and affiliates	14,795	14,516
Derivative financial instruments	20,239	23,887
Other current liabilities	11,067	8,278
Total current liabilities	68,194	67,449
Long-term debt	477,102	498,831
Loans due to owners and affiliates	13,722	24,575
Derivate financial liabilities	87,065	101,910
Other long-term liabilities	45,710	24,612
Total long-term liabilities	623,599	649,928
Net liabilities	$(67,074)	$(100,704)
Share of joint ventures owned	50%	50%
Share of joint ventures net liabilities before eliminations	(33,537)	(50,352)
Eliminations	(8,970)	(9,278)
Accumulated losses of joint ventures	$(42,507)	$(59,630)